ACQUISITIONS (Details)			1 Months Ended				12 Months Ended
	Jun. 10, 2021 USD ($) shares	Dec. 09, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Jul. 31, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2021 $ / shares shares	Aug. 31, 2020 $ / shares	Aug. 20, 2020 shares
Business Acquisition [Line Items]
Shares authorized | shares		550,000,000
Common Stock, Shares Authorized | shares		500,000,000	500,000,000				500,000,000	500,000,000	500,000,000		366,366
Common stock par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares		50,000,000	50,000,000				50,000,000	50,000,000	50,000,000
Preferred stock par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Vesting period							1 year
Forust Corporation
Business Acquisition [Line Items]
Payments to Acquire Productive Assets				$ 2,000,000.0
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable				$ 500,000
Asset Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				61,061
Asset Acquisition, Payment made at Closing				$ 1,800,000
Additional payment				$ 200,000
Vesting period				2 years
Restricted Stock awards
Business Acquisition [Line Items]
Vesting period								4 years
Figur Machine Tools LLC.
Business Acquisition [Line Items]
Purchase price			$ 3,500,000
Forust Corporation
Business Acquisition [Line Items]
Purchase consideration				$ 2,500,000
Make Composites, Inc.
Business Acquisition [Line Items]
Issuance of shares of the Common Stock on acquisition | shares					873,203
Purchase consideration					$ 5,400,000
Make Composites, Inc. | General and administrative expenses
Business Acquisition [Line Items]
Transaction costs					$ 100,000
addLEAP AB | Restricted Stock awards
Business Acquisition [Line Items]
Issuance of shares of the Common Stock on acquisition | shares						74,843
addLEAP AB | General and administrative expenses
Business Acquisition [Line Items]
Transaction costs						$ 100,000
2021 Acquisitions
Business Acquisition [Line Items]
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable	$ 6,100,000
Asset Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	334,370
Asset Acquisition, Payment made at Closing	$ 200,000
Additional payment	$ 1,000,000.0
Vesting period	3 years
2021 Acquisitions | Common Stock
Business Acquisition [Line Items]
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable	$ 4,300,000
Trine
Business Acquisition [Line Items]
Exchange ratio		1.22122
Shares issued in PIPE | shares		27,497,500
Business Acquisition, Share Price | $ / shares		$ 12.50
Cash - PIPE financing							$ 274,975,000
Trine | Business Combination Subscription Agreement
Business Acquisition [Line Items]
Shares issued in PIPE | shares		27,497,500
Business Acquisition, Share Price | $ / shares		$ 10.00
Cash - PIPE financing		$ 275,000,000